CONTINGENT LIABILITIES AND COMMITMENTS (Option Agreement) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Fee paid for option to purchase certain intellectual property	$ 25
Amount owed to third party upon exercise of Option	$ 500